Cash and Cash Equivalents (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Bank deposits	$ 469,978	$ 455,057
Money market funds	32,936,485	2,392,402
U.S. Treasury bills	21,205,404	5,681,703
Total short term investments	54,141,889	8,074,105
Total cash and cash equivalents	$ 54,611,867	$ 8,529,162